Vessel Charters - Schedule of Estimated Minimum Hire Payments (Detail) $ in Millions	Jun. 30, 2016 USD ($)
Charters-in [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Operating leases, Remainder of 2016	$ 50.6
Operating leases, 2017	74.6
Operating leases, 2018	28.1
Operating leases, 2019	21.7
Operating leases, 2020	8.3
Capital leases, Remainder of 2016	11.5
Capital leases, 2017	46.2
Capital leases, 2018	42.6
Capital leases, 2019	15.3
Capital leases, 2020	15.3
Future minimum payments, Remainder of 2016	62.1
Future minimum payments, 2017	120.8
Future minimum payments, 2018	70.7
Future minimum payments, 2019	37.0
Future minimum payments, 2020	23.6
Charters-out [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Operating leases, Remainder of 2016	696.6
Operating leases, 2017	1,412.9
Operating leases, 2018	1,214.1
Operating leases, 2019	993.4
Operating leases, 2020	903.0
Future minimum payments, Remainder of 2016	736.2
Future minimum payments, 2017	1,621.7
Future minimum payments, 2018	1,388.7
Future minimum payments, 2019	1,033.4
Future minimum payments, 2020	943.1
Direct Financing Lease [Member]
Capital Leases and Operating and Direct Finance Leases [Line Items]
Direct financing leases, Remainder of 2016	39.6
Direct financing leases, 2017	208.8
Direct financing leases, 2018	174.6
Direct financing leases, 2019	40.0
Direct financing leases, 2020	$ 40.1